BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS - Revenue and interest income (Details) - item	12 Months Ended
	Dec. 31, 2025	Feb. 28, 2022
BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS
Period of customer's right to return goods	14 days
Maximum period of loans given	36 months
Maximum number of monthly instalments for deferred payment		12